[AXA Equitable Letterhead]

May 6, 2009

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:	AXA Premier VIP Trust (the “Trust”)

File Nos.: 333-70754; 811-10509

Dear Sir or Madam:

On behalf of Trust, attached herewith for filing under the Securities Act of 1933, as amended, and Rule 497(j) promulgated thereunder and the Investment Company Act of 1940, as amended, are the electronic versions of the Trust’s final Prospectuses, dated May 1, 2009 relating to:

•

Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Health Care Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Growth Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio, Multimanager Small Cap Value Portfolio and Multimanager Technology Portfolio;

•

AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio; and

•	Target 2015 Allocation Portfolio; Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio.

The Trust hereby certifies that the form of Prospectuses for the Portfolios listed above used with respect to the Trust that would have been filed under Rule 497(c), do not differ from the form of each Prospectus contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 24 on April 30, 2009.

If you have any questions regarding this certification, please contact the undersigned at 212/314-3973.

Sincerely

AXA Premier VIP Trust

/s/ Sharon Akselrod

Sharon Akselrod

Senior Legal Assistant

cc: K&L Gates LLP